Cash generated from operating activities (Tables)	12 Months Ended
Dec. 31, 2025
Cash generated from operating activities
Summary of cash (used in) operating activities

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Profit for the year	11	(3)	(50)
Income tax (credit)/charge (note 7)	(7)	13	(21)
Net finance expense (note 6)	240	192	147
Depreciation and amortization (notes 10, 11)	463	449	418
Exceptional operating items (note 5)	32	21	106
Movement in working capital	(2)	40	270
Exceptional costs paid, including restructuring	(19)	(53)	(56)
Cash generated from operations	718	659	814